Non-Controlling Interest - Disclosure of changes in equity classified non-controlling ownership interests in subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 584,147	$ 653,539	$ 650,398
Share of comprehensive income (loss)	(37,444)	(62,709)	5,037
NCI exercise of share options in subsidiaries	7	66
Equity settled share-based awards	13,567	13,361	10,627
Acquisition of subsidiary non-controlling interest		(968)
Equity at end of period	547,589	584,147	653,539
Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	(9,368)	(16,209)	(17,639)
Share of comprehensive income (loss)	13,290	(2,151)	(1,417)
Deconsolidation of subsidiary	11,904
NCI exercise of share-based awards in subsidiaries - change in NCI interest		(5,922)
NCI exercise of share options in subsidiaries	(15,164)	(5,922)
Equity settled share-based awards	4,711	6,252	2,822
Acquisition of subsidiary non-controlling interest		8,668
Other	(4)	(6)	24
Equity at end of period	5,369	(9,368)	(16,209)
Internal
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	(121,118)	(64,753)	(41,964)
Internal | Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	0	(8,567)	(8,682)
Share of comprehensive income (loss)	0	(96)	(191)
Deconsolidation of subsidiary	0
NCI exercise of share-based awards in subsidiaries - change in NCI interest		0
NCI exercise of share options in subsidiaries	0
Equity settled share-based awards	0	(4)	305
Acquisition of subsidiary non-controlling interest		8,668
Other	0	0	0
Equity at end of period	0	0	(8,567)
Controlled founded entities
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	99,075	(42,917)	(45,411)
Controlled founded entities | Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	1,634	2,966	1,465
Share of comprehensive income (loss)	13,604	(1,634)	(905)
Deconsolidation of subsidiary	0
NCI exercise of share-based awards in subsidiaries - change in NCI interest		(5,922)
NCI exercise of share options in subsidiaries	(15,164)
Equity settled share-based awards	4,703	6,224	2,395
Acquisition of subsidiary non-controlling interest		0
Other	0	0	11
Equity at end of period	4,778	1,634	2,966
Non-controlled founded entities
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	(5,085)	(7,010)	(6,826)
Non-controlled founded entities | Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	(11,585)	(11,181)	(11,016)
Share of comprehensive income (loss)	(330)	(436)	(306)
Deconsolidation of subsidiary	11,904
NCI exercise of share-based awards in subsidiaries - change in NCI interest		0
NCI exercise of share options in subsidiaries	0
Equity settled share-based awards	8	32	122
Acquisition of subsidiary non-controlling interest		0
Other	2	0	19
Equity at end of period	0	(11,585)	(11,181)
Parent company and other
Non-Controlling Interests [Line Items]
Share of comprehensive income (loss)	(10,316)	51,971	99,238
Parent company and other | Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	583	574	593
Share of comprehensive income (loss)	15	15	(15)
Deconsolidation of subsidiary	0
NCI exercise of share-based awards in subsidiaries - change in NCI interest		0
NCI exercise of share options in subsidiaries	0
Equity settled share-based awards	0	0	0
Acquisition of subsidiary non-controlling interest		0
Other	(6)	(6)	(6)
Equity at end of period	$ 592	$ 583	$ 574